Interest-bearing liabilities and financing facilities - Summary of Interest Bearing Liability and Financing Facility (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Interest Bearing Liability And Financing Facility [Roll Forward]
Beginning balance		$ 9,997	$ 4,874
Debt acquired through asset acquisitions				$ 169
Drawdowns		4,900	5,150
Repayments		(2,900)	(169)	(284)
Transaction costs capitalised and amortised		(34)	(27)
Ending balance		11,963	9,997	4,874
Current		782	990
Non-current		11,181	9,007
Total borrowings		11,963	9,997	4,874
Undrawn balance at 31 December		3,550	2,800
Liquidity facilities
Schedule of Interest Bearing Liability And Financing Facility [Roll Forward]
Beginning balance		0	(1)
Debt acquired through asset acquisitions				0
Drawdowns		0	0
Repayments		0	0
Transaction costs capitalised and amortised		0	1
Ending balance		0	0	(1)
Current		0	0
Non-current		0	0
Total borrowings		0	0	(1)
Undrawn balance at 31 December		0	0
Bilateral facilities
Schedule of Interest Bearing Liability And Financing Facility [Roll Forward]
Beginning balance		495	(6)
Debt acquired through asset acquisitions				0
Drawdowns		1,400	500
Repayments	$ (1,900)	(1,900)	0
Transaction costs capitalised and amortised		1	1
Ending balance		(4)	495	(6)
Current		(2)	(2)
Non-current		(2)	497
Total borrowings		(4)	495	(6)
Undrawn balance at 31 December		2,350	1,600
Syndicated facilities
Schedule of Interest Bearing Liability And Financing Facility [Roll Forward]
Beginning balance		2,233	594
Debt acquired through asset acquisitions				0
Drawdowns		0	1,650
Repayments		0	0
Transaction costs capitalised and amortised		(1)	(11)
Ending balance		2,232	2,233	594
Current		(5)	(4)
Non-current		2,237	2,237
Total borrowings		2,232	2,233	594
Undrawn balance at 31 December		1,200	1,200
JBIC facility
Schedule of Interest Bearing Liability And Financing Facility [Roll Forward]
Beginning balance		1,000	0
Debt acquired through asset acquisitions				0
Drawdowns		0	1,000
Repayments		0	0
Transaction costs capitalised and amortised		0	0
Ending balance		1,000	1,000	0
Current		0	0
Non-current		1,000	1,000
Total borrowings		1,000	1,000	0
Undrawn balance at 31 December		0	0
US bonds
Schedule of Interest Bearing Liability And Financing Facility [Roll Forward]
Beginning balance		6,069	4,087
Debt acquired through asset acquisitions				0
Drawdowns		3,500	2,000
Repayments		(1,000)	0
Transaction costs capitalised and amortised		(34)	(18)
Ending balance		8,535	6,069	4,087
Current		789	996
Non-current		7,746	5,073
Total borrowings		8,535	6,069	4,087
Undrawn balance at 31 December		0	0
Medium term notes
Schedule of Interest Bearing Liability And Financing Facility [Roll Forward]
Beginning balance		200	200
Debt acquired through asset acquisitions				0
Drawdowns		0	0
Repayments		0	0
Transaction costs capitalised and amortised		0	0
Ending balance		200	200	200
Current		0	0
Non-current		200	200
Total borrowings		200	200	200
Undrawn balance at 31 December		0	0
Other
Schedule of Interest Bearing Liability And Financing Facility [Roll Forward]
Beginning balance		0	0
Debt acquired through asset acquisitions				169
Drawdowns		0	0
Repayments		0	(169)
Transaction costs capitalised and amortised		0	0
Ending balance		0	0	0
Current		0	0
Non-current		0	0
Total borrowings		0	0	$ 0
Undrawn balance at 31 December		$ 0	$ 0